UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                        PLACESTATEWASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009
                                                   -----------------

Check here if Amendment [  ];   Amendment Number:  -----------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:     New Generation Advisors, LLC
Address:  49 Union Street
          Manchester, MA  01944

Form 13F File Number:     28-10779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     George Putnam, III
          ------------------
Title:    President
          ------------------
Phone:    978-704-6200
          ------------------

Signature, Place and Date of Signing:

 /s/ George Putnam, III         Manchester, MA        February 9, 2010
 ----------------------         --------------        ----------------
      [Signature]                [City, State]             [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[  ]    13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                           -----------
Form 13F Information Table Entry Total:        43
                                           -----------
Form 13F Information Table Value Total:     $175,152
                                           -----------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                            TITLE OF                  VALUE              INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                               CLASS           CUSIP   ($1000)     SHARES  DISCRETION MANAGERS SOLE  SHARED  NONE
------------------------------------       ------------    --------- --------  --------- ---------- -------- ----  ------  ----
ABOVENET INC                                COMMON         00374N107   5,472      84,139    SOLE      NONE      84,139
ALCATEL-LUCENT                              ADR            013904305   4,204   1,266,337    SOLE      NONE   1,266,337
AMR CORP                                    COMMON         001765106   2,504     323,971    SOLE      NONE     323,971
ARMSTRONG WORLD INDUSTRIES, INC             COMMON         04247X102   2,914      74,845    SOLE      NONE      74,845
BROCADE COMMUNICATIONS SYSTEMS, INC         COMMON         111621306   2,646     346,822    SOLE      NONE     346,822
CALPINE CORPORATION                         COMMON         131347304   2,783     253,037    SOLE      NONE     253,037
CONTINENTAL AIRLINES INC                    CL B           210795308   2,695     150,398    SOLE      NONE     150,398
DELTA AIR LINES, INC                        COMMON         247361702   7,629     670,402    SOLE      NONE     670,402
EXIDE TECHNOLOGIES                          COMMON         302051206   4,798     674,878    SOLE      NONE     674,878
FEDERAL MOGUL CORP                          COMMON         313549404   5,681     328,363    SOLE      NONE     328,363
FIFTH THIRD BANCORP                         COMMON         316773100   3,443     353,164    SOLE      NONE     353,164
FLEXTRONICS INTERNATIONAL LTD               ORD            Y2573F102   1,340     183,342    SOLE      NONE     183,342
GLOBAL CROSSING LTD                         COMMON         G3921A175   5,100     357,925    SOLE      NONE     357,925
GLOBAL INDS LTD                             COMMON         379336100     705      98,923    SOLE      NONE      98,923
THE GOODYEAR TIRE & RUBBER COMPANY          COMMON         382550101   2,200     156,011    SOLE      NONE     156,011
HUNTSMAN CORPORATION                        COMMON         447011107   4,520     400,341    SOLE      NONE     400,341
ING PRIME RATE TR MUTUAL FUND               SH BEN INT     44977W106   3,514     673,131    SOLE      NONE     673,131
JDS UNIPHASE CORPORATION                    COMMON         46612J507   4,269     517,478    SOLE      NONE     517,478
KEY ENERGY SERVICES INC                     COMMON         492914106   3,804     432,758    SOLE      NONE     432,758
KEYCORP                                     COMMON         493267108   2,562     461,634    SOLE      NONE     461,634
LEAR CORPORATION                            COMMON         521865204  15,201     224,733    SOLE      NONE     224,733
LENNAR CORPORATION                          CL A           526057104   5,646     442,110    SOLE      NONE     442,110
METROPCS COMMUNICATIONS, INC                COMMON         591708102   6,001     786,533    SOLE      NONE     786,533
NEWPARK RES INC                             COMMON         651718504   3,055     722,208    SOLE      NONE     722,208
OWENS CORNING                               COMMON         690742101   5,160     201,253    SOLE      NONE     201,253
WTS/OWENS CORNING INC. 45.2500
 EXP10/31/2013 SERIES B                     WTS            690742127      78      44,817    SOLE      NONE      44,817
PARKER DRILLING CO                          COMMON         701081101   2,513     507,670    SOLE      NONE     507,670
PENNYMAC MTG INVT TR                        COMMON         70931T103   3,230     188,000    SOLE      NONE     188,000
PORTLAND GENERAL ELECTRIC CO                COMMON         736508847   2,818     138,088    SOLE      NONE     138,088
QWEST COMMUNICATIONS INT'L INC              COMMON         749121109   4,464   1,060,243    SOLE      NONE   1,060,243
RCN CORPORATION                             COMMON         749361200   1,798     165,700    SOLE      NONE     165,700
REGIONS FINANCIAL CORPORATION               COMMON         7591EP100   3,340     631,400    SOLE      NONE     631,400
REVLON INC                                  CL A           761525609   2,663     156,536    SOLE      NONE     156,536
SERACARE LIFE SCIENCES, INC                 COMMON         81747T104      35       8,979    SOLE      NONE       8,979
SOLUTIA INC                                 COMMON         834376501   7,001     551,223    SOLE      NONE     551,223
SUNTRUST BANKS INC                          COMMON         867914103   3,075     151,559    SOLE      NONE     151,559
SYNOVUS FINANCIAL CORPORATION               COMMON         87161C105   2,755   1,343,800    SOLE      NONE   1,343,800
TELLABS INC                                 COMMON         879664100   2,668     469,662    SOLE      NONE     469,662
TENET HEALTHCARE CORPORATION                COMMON         88033G100   3,859     716,000    SOLE      NONE     716,000
TERADYNE INC                                COMMON         880770102   6,004     559,573    SOLE      NONE     559,573
UAL CORPORATION                             COMMON         902549807   6,816     527,950    SOLE      NONE     527,950
US AIRWAYS GROUP INC                        COMMON         90341W108   8,657   1,788,632    SOLE      NONE   1,788,632
VISHAY INTERTECHNOLOGY                      COMMON         928298108   5,532     662,500    SOLE      NONE     662,500

                                                                     175,152